Annual Fund Operating Expenses	Mar. 31, 2026
ALPS Sector Dividend Dogs ETF | ALPS Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.36%
ALPS International Sector Dividend Dogs ETF | ALPS International Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
ALPS Emerging Sector Dividend Dogs ETF | ALPS Emerging Sector Dividend Dogs ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
ALPS REIT Dividend Dogs ETF | ALPS REIT Dividend Dogs ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
Alps Equal Sector Weight ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Alps Equal Sector Weight ETF | Alps Equal Sector Weight ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.18%)	[1]
Net Expenses (as a percentage of Assets)	0.27%
ALERIAN MLP ETF | ALERIAN MLP ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.17%	[2]
Expenses (as a percentage of Assets)	1.01%
Alerian Energy Infrastructure ETF | Alerian Energy Infrastructure ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%
RiverFront Strategic Income Fund | RiverFront Strategic Income Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[3]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.46%
ALPS Dynamic Core Income ETF | ALPS Dynamic Core Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.51%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.51%
ALPS Dynamic US Dividend Advantage ETF | ALPS Dynamic US Dividend Advantage ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.52%
ALPS Active Equity Opportunity ETF | ALPS Active Equity Opportunity ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
Barron's 400 ETF | Barron's 400 ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
ALPS Medical Breakthroughs ETF | ALPS Medical Breakthroughs ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
ALPS DISRUPTIVE TECHNOLOGIES ETF | ALPS DISRUPTIVE TECHNOLOGIES ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
ALPS Clean Energy ETF | ALPS Clean Energy ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
ALPS Active REIT ETF | ALPS Active REIT ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%
ALPS | Smith Core Plus Bond ETF | ALPS | Smith Core Plus Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Level Four Large Cap Growth Active ETF | Level Four Large Cap Growth Active ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
ALPS | BBH Intermediate Municipal Bond ETF | ALPS | BBH Intermediate Municipal Bond ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
ALPS | O'Shares U.S. Quality Dividend ETF | ALPS | O'Shares U.S. Quality Dividend ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
ALPS | O'Shares Global Internet Giants ETF | ALPS | O'Shares Global Internet Giants ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
ALPS | O'Shares International Developed Quality Dividend ETF | ALPS | O'Shares International Developed Quality Dividend ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.48%
ALPS Electrification Infrastructure ETF | ALPS Electrification Infrastructure ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%

[1]	The Adviser has contractually agreed, through March 31, 2027, to reduce its advisory fee by 0.18%. This fee waiver may only be terminated by the Fund’s Board of Trustees (and not by the Adviser) prior to such date.
[2]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ‘‘C’’ corporation. As a ‘‘C’’ corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year.
[3]	The Fund’s management fees consist of a fee of 0.11% paid to the Fund’s investment adviser and a fee of 0.35% paid to the Fund’s sub-adviser.